Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest and similar income	R$ 137,183,478	R$ 128,282,707	R$ 115,225,118
Interest and similar expenses	(80,504,918)	(81,398,673)	(67,721,941)
Net Interest Income	56,678,560	46,884,034	47,503,177
Equity instrument income	83,647	22,179	38,073
Equity method income (loss)	312,986	239,236	199,179
Fee and commission income	23,664,987	22,454,778	21,237,723
Fee and commission expense	(6,459,778)	(6,814,813)	(6,361,843)
Gains (losses) on financial assets and liabilities (net)	(1,358,674)	2,729,519	4,153,336
Financial assets measured at fair value through profit or loss	(641,147)	3,440,830	4,801,086
Financial instruments not measured at fair value through profit or loss	(180,427)	(463,844)	(239,777)
Other	(537,100)	(247,467)	(407,973)
Foreign exchange fluctuations (net)	1,487,679	1,065,167	545,890
Other operating expense (net)	(652,121)	(715,790)	(841,002)
Total Income	73,757,286	65,864,310	66,474,533
Administrative expenses	(20,416,504)	(19,562,641)	(18,240,113)
Personnel expenses	(11,597,996)	(10,813,926)	(9,896,995)
Other administrative expenses	(8,818,508)	(8,748,715)	(8,343,118)
Depreciation and amortization	(2,731,018)	(2,740,950)	(2,585,502)
Permanent assets	(1,586,278)	(1,841,616)	(1,860,043)
Intangible assets	(1,144,740)	(899,334)	(725,459)
Provisions (net)	(4,595,238)	(4,424,412)	(1,215,490)
Impairment losses on financial assets (net)	(28,484,030)	(28,008,086)	(24,828,749)
Financial assets measured at amortized cost	(28,484,030)	(28,008,086)	(24,828,749)
Impairment losses on other assets (net)	(252,487)	(250,173)	(161,434)
Other intangible assets	(48,897)	(19,473)	(31,251)
Other assets	(203,590)	(230,700)	(130,183)
Gains (losses) on disposal of assets not classified as non-current assets held for sale	1,806,183	998,408	22,355
Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations	106,036	45,195	109,127
Operating Income Before Tax	19,190,228	11,921,651	19,574,727
Income taxes	(5,776,465)	(2,422,839)	(5,235,252)
Consolidated Net Income for the Fiscal Year	13,413,763	9,498,812	14,339,475
Profit attributable to the Parent Company	13,365,506	9,449,313	14,287,093
Profit attributable to non-controlling interests	R$ 48,257	R$ 49,499	R$ 52,382